NATURE OF BUSINESS (Details Narrative) (USD $)	6 Months Ended	12 Months Ended		30 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Nature Of Business Details Narrative
Operating loss	$ 56,351	$ 1,525,488	$ 345,855	$ 1,927,694